STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund
STAAR DYNAMIC CAPITAL FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR Dynamic Capital Fund (the "Dynamic Capital Fund," or the "Fund") seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic Capital Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Dynamic Capital Fund STAAR Investment Trust - Dynamic Capital Fund STAAR Investment Trust - Dynamic Capital Fund Shares
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.02%
Other expenses	2.51%
Acquired fund fees and expenses	0.39%
Total annual fund operating expenses	3.72%

Example

This Example is intended to help you compare the cost of investing in the Dynamic Capital Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund Shares | USD ($)	374	1,138	1,920	3,967

Portfolio Turnover

The Dynamic Capital Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.06% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Dynamic Capital Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor"), seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-capitalization companies having market capitalization between $3 billion and $5 billion. Depending on market conditions and trends, the Advisor weighs the Fund's overall portfolio mix of shares the Fund owns to higher or lower market capitalization, concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles with a mix of growth and value management styles, sometimes called a "blend" style.

Up to 20% of the Fund's portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years. The Advisor may however sell a security that is not performing regardless of when it was purchased. In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.

In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of underlying fund positions may be done in stages over a period of weeks or months.

PRINCIPAL RISKS

Shares of the Dynamic Capital Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

PERFORMANCE

The bar chart and table immediately following are intended to help you understand the risks of investing in the Dynamic Capital Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.10% (quarter ending 09/30/09) and the lowest return for a quarter was (16.31)% (quarter ending 12/31/08).

Average Annual Total Returns (Periods ending December 31, 2018)
Average Annual Total Returns - STAAR Dynamic Capital Fund - STAAR Investment Trust - Dynamic Capital Fund		1 Year	5 Years	10 Years
STAAR Investment Trust - Dynamic Capital Fund Shares		(9.30%)	2.61%	7.23%
STAAR Investment Trust - Dynamic Capital Fund Shares | After Taxes on Distributions	[1]	(12.18%)	0.65%	6.20%
STAAR Investment Trust - Dynamic Capital Fund Shares | After Taxes on Distributions and Sales	[1]	(3.45%)	1.98%	5.86%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)		(4.38%)	8.49%	13.12%
[1]	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").